ACQUISITIONS (Schedule of estimated fair values of the assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 189,265	$ 152,303	$ 125,809
Vidazoo [Member]
Business Acquisition [Line Items]
Property and equipment, net	6,291
Deferred Taxes	(4,704)
Goodwill	36,962
Net assets acquired	77,748
Vidazoo [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets	31,005
Vidazoo [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	$ 8,194